Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Schedule of non-marketable securities

	Carrying amount
	Thousands of Yen		Ownership
	2022	2021	2022	2021
Matrix Industries, Inc.	¥52,520	¥52,520	0.09%	0.09%
Other	500	500	―	―
Total	¥53,020	¥53,020